Income and Social Contribution Taxes - Summary of tax loss carryforwards (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax loss carryforwards	R$ 1,205,849	$ 232,041	R$ 816,802	$ 202,645
Oxiteno USA [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax loss carryforwards	1,132,035	217,837	744,797	184,781
Oxiteno Uruguay [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax loss carryforwards	41,279	7,943	30,005	7,444
Ultrapar International [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax loss carryforwards	R$ 32,535	$ 6,261	R$ 42,000	$ 10,420